Acquisition of businesses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Acquisition of businesses

11. Acquisition of businesses
Six Senses
On 12 February 2019, the Group acquired a 100% ownership interest in Six Senses Hotels Resorts Spas (Six Senses). Six Senses is a leading operator of top
-
tier luxury hotels, resorts and spas with a world-renowned reputation for wellness and sustainability. Six Senses will sit at the top of IHG’s luxury portfolio.
Six Senses contributed revenue of $38m and an operating loss of $7m for the period between the date of acquisition and the balance sheet date. The results of Six Senses are included in the EMEAA and Greater China reportable segments. If the acquisition had taken place at
1

January 2019
, there would have been no material difference to reported Group revenue and operating profit for the year ended

31

December 2019
.
The fair values of the identifiable assets acquired and liabilities assumed, and the purchase consideration, have been finalised and reflect facts and circumstances that existed at the date of acquisition:

$m
Identifiable intangible assets:

Brands	189

Management agreements	45

Right-of-use assets	19

Other non-current assets	8

Trade and other receivables	12

Cash and cash equivalents	7

Other current assets	1

Trade and other payables	(14)

Lease liabilities	(19)

Other liabilities	(2)

Net identifiable assets acquired	246

Goodwill	58

Total purchase consideration	304

Comprising:

Cash paid on acquisition, including working capital settlement	299

Contingent pur chase consideration a	5

304

a	Payable upon certain conditions being met relating to a pipeline property. The range of possible outcomes is $ nil to $5m.
The goodwill is attributable to the global growth opportunities identified for the acquired business. The full
amount of goodwill is expected to be deductible for income tax purposes.
At the date of acquisition, the fair value of trade receivables was $8m, with a corresponding carrying value of $10m. The difference between the fair value and the carrying amount reflects the expected credit loss.
No contingent liabilities were recognised as a result of the acquisition.

UK portfolio – acquisition of additional hotels
On 14 February 2019, following on from the UK portfolio deal completed in 2018 to operate 10 UK hotels under long-term leases from Covivio (see below), the Group added a further two hotels to the portfolio bringing the total hotels in the UK portfolio to 12.
The total
purchase
consideration for the
two ho
tels
was $11m, comprising purchase consideration of $1m and contingent purchase
consideration of $10m
. The contingent purchase consideration has been revalued as at 31 December 2019,
(
see note 25
)
.
The two additional hotels contributed revenue of $15m and an operating profit
 of $1m for the period between the date of acquisition and the balance sheet date. The results of the hotels are included in the EMEAA business segment. If the acquisition had taken place at 1 January 2019, there would have been no material difference to reported Group revenue and operating profit for the year
ended 31
December
2019.
Assets acquired
an
d liabilities assumed
primarily comprise goodwill of $12m, of which
$
nil is expected to be deductible for
income
tax purposes
, and a right
-of-use asset of $6m offs
et by an equal

lease liability
. The goodwill was attributable to the trading potential of the acquired hotel operations and growth opportunities.
Acquisitions completed in 2018
Regent
On 1 July 2018, the Group completed the acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation (FIH) to acquire the Regent Hotels and Resorts brand and associated management agreements (Regent). The Group acquired 51% of the issued share capital of Regent Hospitality Worldwide, Inc (RHW), 100% of the issued share capital of Regent International Hotels Limited and 100% of the issued share capital of Regent Berlin GmbH.
Put and call options exist over the remaining 49% shareholding in RHW which are exercisable in a phased manner from 2026. As the decision-making powers related to the remaining shares are not substantive in driving RHW’s returns and FIH do not share in any costs associated with the future development of the Regent brand, it has been determined that the Group has a present ownership interest in the remaining shares. As such, RHW has been accounted for as 100% owned with no non-controlling
interest recognised.
The total purchase consideration was $88m, comprising $13m paid on acquisition, $22m of deferred purchase
consideration and $53m of contingent
purchase
consideration.
The
contingent
purchase
consideration
has
been revalued as at 31 December 2019,
(
see
note 25
)
.
The fair value of the net assets acquired was $53m, including brands of $57m and management agreements of $6m. Goodwill recognised was $35m.
UK portfolio
On 25 July 2018, the Group completed a deal to operate nine hotels under long-term leases from Covivio
(formerly Foncière des Régions) which operated under the Principal and De Vere Hotels brands. An additional leased hotel was added to the portfolio on 13 November 2018 bringing the total to 10 at 31 December 2018.
The total purchase consideration was $62m, comprising $9m paid on acquisition, a working capital refund of $3m and $56m of contingent purchase
consideration.
T
he contingent
purchase
consideration
 has been revalued as at 31 December 2019,
(
see note 25
)
.
The fair value of the net assets acquired was $14m, including property, plant and equipment of $25m and a deferred tax asset of $14m, less deferred revenue of $8m, a stamp duty liability of $14m and net working capital of $6m.
Following adoption of IFRS 16,
a
right-of-use asset of $51m
was
recognised, offset by an equal lease liability.

Goodwill, initially recognised as $48m,
was
increased by $4m in the current year due to the finalisation of the provisional fair values assigned to working capital balances.
 Goodwill and the right-of-use asset were subsequently impaired during 2019,
(
see note 13
)
.
Cash flows relating to acquisitions

	2019 $m	2018 $m
Cash paid on acquisition, including working capital settlement	299	22

Settlement of stamp duty liability	3	14

Less: cash and cash equivalents acquired	(7)	(2)
Less: working capital settlement received in year following acquisition	(3)	—
Net cash outflow arising on acquisitions	292	34